Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Current tax	-	229,355	(5,877)	(752)
Deferred tax	431,630	158,490	154,186	19,739
Total income tax expense	431,630	387,845	148,309	18,987

Schedule of Deferred Tax Assets and Liabilities

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Deferred tax assets:
- Depreciation of property and equipment	63,921	85,519	92,438	11,834
- Net operating loss carry forwards	286,750	-	145,144	18,583
Total deferred tax assets	350,671	85,519	237,582	30,417
Less: valuation allowance	(84,710)	-	-	-
Deferred tax assets, net	265,961	85,519	237,582	30,417

Deferred tax liabilities:
- Amortization of capitalized development costs	(2,267,648)	(2,238,187)	(2,530,537)	(323,975)
Deferred tax liabilities, net	(2,001,687)	(2,152,668)	(2,292,955)	(293,558)

Schedule of Reconciliation of Provision for Income Taxes

Reconciliation between the provision for income taxes computed by applying the Hong Kong Profits Tax rate of 16.5% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	HK$	HK$	HK$	US$
Profit before income taxes	10,781,225	7,206,444	6,777,190	867,658
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	1,778,902	1,189,063	1,118,236	143,164
Reconciling items:
Tax effect of income that is not taxable	(62,679)	(115,120)	(42,605)	(5,455)
Tax effect of expenses that are not deductible (2)	124,513	752,329	587,035	75,156
The effect of tax rates in different tax jurisdictions	(1,295)	8,250	4,950	634
Research and development credit (1)	(1,478,363)	(1,318,956)	(1,529,698)	(195,841)
Effect of two-tier tax rate	-	(85,438)	-	-
Change in valuation allowance	52,355	(84,710)	-	-
Others	18,197	42,427	10,391	1,329
Income tax expenses	431,630	387,845	148,309	18,987

(1)	Research and development credit was arising from the tax authority of Hong Kong provided enhanced tax deduction for expenditure incurred by enterprises on a qualifying research and development activity and enterprises will be able to enjoy additional tax deduction for expenditure incurred on domestic research and development.

(2)	These non-deductible expenses are a result on non-deductible IPO expenses and change in fair value on financial assets at fair value.